Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total ($)(1)		Compensation Actually Paid ($)(2)		Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid for Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:		(GAAP) Net Income (Loss) ($000s)(7)	Company Selected Performance Measure
	PEO 1 (Dolan)	PEO 2 (Lustgarten)	PEO 1 (Dolan)	PEO 2 (Lustgarten)			Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)		Adjusted Operating Income (Loss) ($000s)(8)
2024	10,154,712	—	10,148,755	—	4,286,685	4,303,720	134.08	145.28	58,771	172,242
2023	11,020,262	12,028,392	14,505,755	12,879,468	4,050,367	4,559,706	134.02	144.03	45,628	115,045
2022	—	8,280,968	—	7,609,256	5,052,269	4,716,445	102.80	121.64	48,880	142,211
2021	—	6,519,949	—	8,013,656	3,211,373	(927,368)	117.48	230.15	(15,897)	(12,530)

Company Selected Measure Name	adjusted operating income
Named Executive Officers, Footnote	The dollar amounts reported for the PEOs, Messrs. Dolan and Lustgarten, under “Summary Compensation Table Total” are the amounts of total compensation reported for Messrs. Dolan and Lustgarten for each corresponding year in the “Total” column of the Summary Compensation Table.
(3)    The dollar amounts reported under “Average Summary Compensation Total for non-PEO NEOs” represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Dolan for fiscal years 2023 and 2024 and Mr. Lustgarten for fiscal years 2021 through 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal year 2024, David Granville-Smith, Victoria M. Mink, Jamaal T. Lesane, Alexander Shvartsman, and David G. Hopkinson; (ii) for fiscal year 2023, David G. Hopkinson, David Granville-Smith, Victoria M. Mink, and Jamaal T. Lesane; (iii) for fiscal year 2022, James L. Dolan, Victoria M. Mink, Jamaal T. Lesane, Alexander Shvartsman, and Lawrence J. Burian; and (iv) for fiscal year 2021, James L. Dolan, Victoria M. Mink, Lawrence J. Burian, and Alexander Shvartsman.

Peer Group Issuers, Footnote
(6)    As permitted by SEC rules, the peer group referenced for purposes of “Peer Group Total Shareholder Return” is that of the Bloomberg Americas Entertainment Index, which is the industry index reported in our 2024 Form 10-K in accordance with Regulation S-K Item 201(e).

Adjustment To PEO Compensation, Footnote
(2)    The dollar amounts reported for Messrs. Dolan and Lustgarten under “Compensation Actually Paid” represent the amount of CAP to Messrs. Dolan and Lustgarten, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Dolan’s total compensation for 2024 to determine the CAP:

James L. Dolan
2024 ($)
Total Compensation as reported in Summary Compensation Table	10,154,712
Subtract change in pension value as reported in Summary Compensation Table	(11,840)
Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—
Subtract value of equity awards as reported in Summary Compensation Table	(5,564,732)
Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	5,845,952
Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year(a)	(279,867)
Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year	—
Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year(a)	4,530
Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	—
Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year	—
Compensation Actually Paid to PEO	10,148,755
___________________
(a)For 2024, includes a $7.00 per share dividend with a record date of October 17, 2022. Calculated value reflects cash dividends that are retained by the Company until the underlying shares vest, with such dividends paid (without interest) on the applicable delivery date to the extent that the shares vest.

Non-PEO NEO Average Total Compensation Amount	$ 4,286,685	$ 4,050,367	$ 5,052,269	$ 3,211,373
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,303,720	4,559,706	4,716,445	(927,368)
Adjustment to Non-PEO NEO Compensation Footnote
(4)    The dollar amounts reported under “Average Compensation Actually Paid for non-PEO NEOs” represent the average amount of CAP to the NEOs as a group (excluding Mr. Dolan for 2024), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the non-PEO NEOs’ total compensation for 2024 to determine the CAP:

NEO Averages
2024 ($)
Total Compensation as reported in Summary Compensation Table	4,286,685
Subtract change in pension value as reported in Summary Compensation Table	—
Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—
Subtract value of equity awards as reported in Summary Compensation Table	(1,249,692)
Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	1,087,090
Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year(a)	188,271
Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year	225,756
Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year(a)	(234,391)
Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	—
Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year	—
Compensation Actually Paid to Non-PEO NEOs*	4,303,720
___________________
* Note: Numbers in rows above may not sum to CAP due to rounding

(a)For 2024, includes a $7.00 per share dividend with a record date of October 17, 2022. Calculated value reflects cash dividends that are retained by the Company until the underlying shares vest, with such dividends paid (without interest) on the applicable delivery date to the extent that the shares vest.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
___________________
*    The Compensation Committee determined compensation amounts in each year based on AOI as it was defined in the applicable year. The Company amended its definition of AOI during the fourth quarter of the fiscal year ended June 30, 2023 so that the impact of non-cash straight-line leasing revenue associated with the Arena License Agreements is no longer excluded. AOI presented in the Pay versus Performance Table for prior year periods has not been adjusted to reflect this amendment, and is therefore not comparable across periods. If the Company were to adjust AOI for the prior year periods to reflect this amendment, such amounts would be $114,906 in 2022 and $(40,835) in 2021.

Total Shareholder Return Vs Peer Group
Tabular List, Table	The most important performance measures used by the Company to link CAP to the Company’s named executive officers for the most recently completed fiscal year to the Company’s performance are:
•AOI;
•Revenues; and
•Company strategic objectives.

Total Shareholder Return Amount	$ 134.08	134.02	102.80	117.48
Peer Group Total Shareholder Return Amount	145.28	144.03	121.64	230.15
Net Income (Loss)	$ 58,771,000	$ 45,628,000	$ 48,880,000	$ (15,897,000)
Company Selected Measure Amount	172,242,000	115,045,000	142,211,000	(12,530,000)
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) and Item 402(v) of Regulation S-K, the table below sets forth information about the relationship between compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and non-PEO NEOs and certain financial performance measures of the Company and how the Company aligns executive compensation with the Company’s performance. CAP represents an amount calculated in accordance with the SEC’s prescribed formula pursuant to Dodd-Frank and does not represent compensation actually paid to or earned by our NEOs in any year. Neither the Compensation Committee nor the Company directly used this information when making compensation-related decisions for any fiscal year. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with Company performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.
Financial Performance Measures
As described in greater detail in the “Compensation Discussion & Analysis” section of this proxy statement, our approach to executive compensation is designed to directly link pay to performance, recognize both corporate and individual performance, promote long-term stock ownership, attract, retain and motivate talented executives, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices.
Analysis of the Information Presented in the Pay versus Performance Table

While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with CAP for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance Table.

Measure:: 1
Pay vs Performance Disclosure
Name	AOI
Non-GAAP Measure Description	Reflects adjusted operating income as defined in our Annual Report on Form 10-K for the relevant fiscal year. AOI is a non-GAAP financial measure. For a reconciliation of this non-GAAP measure to the most comparable GAAP measure, please see Annex A. The AOI figures used to set performance targets and determine payouts within our MPIP and LTIP (as described in the “Compensation Discussion & Analysis” section of this proxy statement) may contemplate certain potential future adjustments or exclusions.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Company strategic objectives
Dolan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,154,712	$ 11,020,262	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 10,148,755	14,505,755	0	0
PEO Name	Dolan
Lustgarten [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	12,028,392	8,280,968	6,519,949
PEO Actually Paid Compensation Amount	$ 0	$ 12,879,468	$ 7,609,256	$ 8,013,656
PEO Name	Lustgarten
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 4,286,685
Non-PEO NEO Average Compensation Actually Paid Amount	4,303,720
PEO | Value Of Equity Awards As Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,564,732
PEO | Dolan [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,840)
PEO | Dolan [Member] | Pension Value Attributable To Covered Fiscal Year’s Service And Any Change In Such Value Attributable To Plan Amendments Made In Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dolan [Member] | Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,564,732)
PEO | Dolan [Member] | Year End Fair Value Of Equity Awards Granted In Covered Fiscal Year That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,845,952
PEO | Dolan [Member] | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(279,867)
PEO | Dolan [Member] | Vesting Date Fair Value Of Equity Awards Granted In Covered Fiscal Year That Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dolan [Member] | Change In Fair Value From End Of Prior Fiscal Year To End Of Covered Fiscal Year For Awards Granted In Prior Fiscal Years That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,530
PEO | Dolan [Member] | Fair Value Of Awards Forfeited In Covered Fiscal Year Determined At End Of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dolan [Member] | Dividends Or Other Earnings Paid On Stock Or Option Awards In Covered Fiscal Year That Are Not Otherwise Included In Total Compensation For Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO [Member] | Pension Value Attributable To Covered Fiscal Year’s Service And Any Change In Such Value Attributable To Plan Amendments Made In Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO [Member] | Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,249,692)
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted In Covered Fiscal Year That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,087,090
Non-PEO NEO [Member] | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	188,271
Non-PEO NEO [Member] | Vesting Date Fair Value Of Equity Awards Granted In Covered Fiscal Year That Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	225,756
Non-PEO NEO [Member] | Change In Fair Value From End Of Prior Fiscal Year To End Of Covered Fiscal Year For Awards Granted In Prior Fiscal Years That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(234,391)
Non-PEO NEO [Member] | Fair Value Of Awards Forfeited In Covered Fiscal Year Determined At End Of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Stock Or Option Awards In Covered Fiscal Year That Are Not Otherwise Included In Total Compensation For Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0